Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties [Abstract]
Schedule of benefits to key management personnel
	Year ended December 31
	2018	2017	2016
	NIS in thousands
Benefits to key management personnel:

Salaries, directors’ fees and bonuses	3,593	4,655	3,373
Post-employment benefits	239	200	239
Amortization of stock based compensation expenses	218	399	53

	4,050	5,254	3,665

Number of recipients (including directors)	6	7	7

Schedule of balances with related parties
	December 31
	2018	2017
	NIS in thousands
Liabilities:

The Company’s and subsidiaries traded notes	19,230	116,130
Benefits payable to key management personnel	1,674	3,499

	20,904	119,629